Fair Value Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (6,595)	€ (8,294)
Total financial instruments, net	4,308	2,533
Total financial instruments, net fair value	(4,830)	(6,248)
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(5,209)	(6,026)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(364)	(944)
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	742	723
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	3,259	1,369
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	974	1,149
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,270)	(1,408)
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(318)	(392)
Financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(6,595)	(8,294)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(7,460)	(9,115)
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(7,460)	(9,115)
AC | Trade payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(952)	(1,016)
AC | Trade payables | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(952)	(1,016)
AC | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(24)	(16)
Liabilities, at fair value	(24)	(16)
AC | Loans | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(24)	(16)
AC | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(24)	(16)
AC | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(5,147)	(6,147)
Liabilities, at fair value	(5,335)	(6,374)
AC | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(5,335)	(6,374)
AC | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(5,147)	(6,147)
AC | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,130)	(1,717)
Liabilities, at fair value	(1,136)	(1,744)
AC | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1,136)	(1,744)
AC | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,130)	(1,717)
AC | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(208)	(219)
Liabilities, at fair value	(208)	(219)
AC | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(208)	(219)
AC | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(208)	(219)
Designated as hedging instrument | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1)	(24)
Liabilities, at fair value	(1)	(24)
Designated as hedging instrument | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1)	(24)
Designated as hedging instrument | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1)	(24)
Designated as hedging instrument | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1)	0
Liabilities, at fair value	(1)	0
Designated as hedging instrument | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1)	0
Designated as hedging instrument | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1)	0
HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(84)	(170)
HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(84)	(170)
HFT | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(84)	(170)
Liabilities, at fair value	(84)	(170)
HFT | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(84)	(170)
HFT | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(84)	(170)
L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	10,719	10,484
L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	10,719	10,484
AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	865	1,148
AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	865	1,148
HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	141	136
HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	141	136
Cash and cash equivalents | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,011	3,702
Cash and cash equivalents | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,011	3,702
Trade and other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,017	6,050
Trade receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,810	5,825
Trade receivables | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,810	5,825
Trade receivables | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,810	5,825
Other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	207	225
Other financial assets
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,145	2,482
Debt investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	39	195
Assets, at fair value	39	195
Debt investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	39	195
Debt investments | AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	39	195
Marketable equity investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	827	953
Assets, at fair value	827	953
Marketable equity investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	87	153
Marketable equity investments | AFS | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	8	94
Marketable equity investments | AFS | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	732	706
Marketable equity investments | AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	827	953
Investments in associates
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	32	38
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	155	144
Other loans and other financial receivables | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	899	956
Assets, at fair value	899	956
Other loans and other financial receivables | L&R | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	899	956
Other loans and other financial receivables | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	899	956
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	29	12
Assets, at fair value	29	12
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	29	12
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	29	12
FX forward contracts | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	41	35
Assets, at fair value	41	35
FX forward contracts | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	41	35
FX forward contracts | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	41	35
Interest rate swaps | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	24	47
Assets, at fair value	24	47
Interest rate swaps | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	24	47
Interest rate swaps | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	24	47
Call options for share-based payments | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	90	84
Assets, at fair value	90	84
Call options for share-based payments | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	90	84
Call options for share-based payments | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	90	84
Call options on equity shares | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	11	17
Assets, at fair value	11	17
Call options on equity shares | HFT | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	11	17
Call options on equity shares | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 11	€ 17